Condensed Consolidated Statements of Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class B [Member]	Contingently Redeemable Common Stock [Member]	Legacy Common Stock [Member]	Total
Balance at Sep. 30, 2023			$ 2,300,000			$ 78,421,000	$ (83,762,000)					$ (5,341,000)
Balance, shares at Sep. 30, 2023		58,823	166,666								1,669,217
Issuance of common stock						3,607,000						3,607,000
Issuance of common stock, shares				43,783				37,000			48,217
Issuance of common stock upon exercise of stock options						225,000						225,000
Issuance of common stock upon exercise of stock options, shares				152,163
Issuance of warrants in connection with notes payable						515,000						515,000
Stock-based compensation						21,383,000						21,383,000
Net loss							(20,034,000)	$ (18,452,000)	$ (1,582,000)			(20,034,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares				12,500	(12,500)
Issuance of common stock upon exercise of warrants						3,397,000						3,397,000
Issuance of common stock upon exercise of warrants, shares				341,035
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.										$ 8,856,000
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares										96,491
Lapse of redemption feature on common stock						8,856,000				$ (8,856,000)		8,856,000
Lapse of redemption feature on common stock, shares										(96,491)	96,491
Reverse recapitalization transactions, net (Note 3)			$ (2,300,000)			(16,083,000)						(16,083,000)
Reverse recapitalization transactions, net (Note 3), shares		(58,823)	(166,666)	2,290,180	225,490						(1,813,925)
Issuance of common stock for acquisition of RaGE Systems, Inc.						7,682,000						7,682,000
Issuance of common stock for acquisition of RaGE Systems, Inc., shares				321,404
Issuance of placement agent warrants						82,000						82,000
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon exercise of warrants, shares				16,146
Issuance of PIPE make-whole shares						1,241,000						1,241,000
Issuance of PIPE make-whole shares, shares				105,202
Deemed dividend from warrant price adjustment						661,000	(661,000)
Balance at Sep. 30, 2024						109,987,000	(104,457,000)					5,530,000
Temporary equity, balance shares at Sep. 30, 2024
Temporary equity, balance at Sep. 30, 2024
Balance, shares at Sep. 30, 2024				3,282,423	212,991
Issuance of common stock						640,000						640,000
Issuance of common stock, shares				56,174
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				51,000
Stock-based compensation						9,802,000						9,802,000
Net loss							(19,839,000)					(19,839,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares				12,500	(12,500)
Conversion of notes payable to Class A Common Stock						828,000						828,000
Conversion of notes payable to Class A common stock, shares				63,180
Balance at Dec. 31, 2024						121,257,000	(124,296,000)					(3,039,000)
Temporary equity, balance shares at Dec. 31, 2024
Temporary equity, balance at Dec. 31, 2024
Balance, shares at Dec. 31, 2024				3,465,277	200,491
Balance at Sep. 30, 2024						109,987,000	(104,457,000)					5,530,000
Temporary equity, balance shares at Sep. 30, 2024
Temporary equity, balance at Sep. 30, 2024
Balance, shares at Sep. 30, 2024				3,282,423	212,991
Net loss								$ (28,944,000)	(1,458,000)			(30,402,000)
Balance at Jun. 30, 2025						135,284,000	(134,859,000)					425,000
Temporary equity, balance shares at Jun. 30, 2025
Temporary equity, balance at Jun. 30, 2025
Balance, shares at Jun. 30, 2025				4,874,763	475,000
Balance at Sep. 30, 2024						109,987,000	(104,457,000)					5,530,000
Temporary equity, balance shares at Sep. 30, 2024
Temporary equity, balance at Sep. 30, 2024
Balance, shares at Sep. 30, 2024				3,282,423	212,991
Issuance of common stock						2,199,000						2,199,000
Issuance of common stock, shares				205,821				64,280
Issuance of Class A Common Stock in settlement of liabilities						1,535,000						1,535,000
Issuance of Class A common stock in settlement of liabilities, shares				143,540
Stock-based compensation						25,619,000						25,619,000
Net loss							(46,131,000)	$ (44,072,000)	(2,059,000)			(46,131,000)
Conversion of Class B Common Stock to Class A Common Stock
Conversion of Class B common stock to Class A common stock, shares				12,500	(12,500)
Issuance of Class A Common Stock for RaGE earnout						1,808,000						1,808,000
Issuance of Class A common stock for RaGE earnout, shares				64,280
Issuance of common stock upon exercise of warrants						8,762,000						8,762,000
Issuance of common stock upon exercise of warrants, shares				903,852
Issuance of Class A Common Stock and warrants in private placement						342,000						342,000
Issuance of Class A common stock and warrants in private placement, shares				385,000
Issuance of restricted stock awards
Issuance of restricted stock awards, shares				510,000
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon exercise of warrants, shares				226,425
Common stock pledged as collateral
Common stock pledged as collateral, shares				150,000
Balance at Sep. 30, 2025						150,252,000	(150,588,000)					$ (336,000)
Temporary equity, balance shares at Sep. 30, 2025												0
Temporary equity, balance at Sep. 30, 2025
Balance, shares at Sep. 30, 2025				5,883,842	200,491
Balance at Dec. 31, 2024						121,257,000	(124,296,000)					(3,039,000)
Temporary equity, balance shares at Dec. 31, 2024
Temporary equity, balance at Dec. 31, 2024
Balance, shares at Dec. 31, 2024				3,465,277	200,491
Issuance of Class A Common Stock in settlement of liabilities						553,000						553,000
Issuance of Class A common stock in settlement of liabilities, shares				61,059
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				1,000
Stock-based compensation						3,352,000						3,352,000
Net loss							(2,291,000)					(2,291,000)
Issuance of Class A Common Stock for RaGE earnout						1,752,000						1,752,000
Issuance of Class A common stock for RaGE earnout, shares				56,310
Issuance of common stock upon exercise of warrants						15,000						15,000
Issuance of common stock upon exercise of warrants, shares				174,819
Balance at Mar. 31, 2025						126,929,000	(126,587,000)					342,000
Temporary equity, balance shares at Mar. 31, 2025
Temporary equity, balance at Mar. 31, 2025
Balance, shares at Mar. 31, 2025				3,758,465	200,491
Issuance of Class A Common Stock in settlement of liabilities						133,000						133,000
Issuance of Class A common stock in settlement of liabilities, shares				16,688
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				41,253
Stock-based compensation						7,102,000						7,102,000
Net loss							(8,272,000)	$ (7,932,000)	(340,000)			(8,272,000)
Issuance of Class A Common Stock for RaGE earnout						56,000						56,000
Issuance of Class A common stock for RaGE earnout, shares				7,971
Issuance of Class A Common Stock and warrants in private placement						342,000						342,000
Issuance of Class A common stock and warrants in private placement, shares				385,000
Issuance of restricted stock awards
Issuance of restricted stock awards, shares				510,000	274,510
Issuance of common stock upon exercise of warrants						722,000						722,000
Issuance of common stock upon exercise of warrants, shares				155,386
Balance at Jun. 30, 2025						135,284,000	(134,859,000)					425,000
Temporary equity, balance shares at Jun. 30, 2025
Temporary equity, balance at Jun. 30, 2025
Balance, shares at Jun. 30, 2025				4,874,763	475,000
Balance at Sep. 30, 2025						150,252,000	(150,588,000)					$ (336,000)
Temporary equity, balance shares at Sep. 30, 2025												0
Temporary equity, balance at Sep. 30, 2025
Balance, shares at Sep. 30, 2025				5,883,842	200,491
Issuance of common stock						1,523,000						1,523,000
Issuance of common stock, shares				226,450
Issuance of Class A Common Stock in settlement of liabilities						985,000						985,000
Issuance of Class A common stock in settlement of liabilities, shares				119,085
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				403,595
Issuance of common stock upon exercise of stock options						55,000						55,000
Issuance of common stock upon exercise of stock options, shares				32,353
Reclassification of warrants						6,912,000						6,912,000
Issuance of warrants in connection with notes payable						514,000						514,000
Stock-based compensation						5,139,000						5,139,000
Net loss							(10,125,000)					(10,125,000)
Balance at Dec. 31, 2025						165,380,000	(160,713,000)					4,667,000
Temporary equity, balance shares at Dec. 31, 2025
Temporary equity, balance at Dec. 31, 2025
Balance, shares at Dec. 31, 2025				6,665,325	200,491
Balance at Sep. 30, 2025						150,252,000	(150,588,000)					$ (336,000)
Temporary equity, balance shares at Sep. 30, 2025												0
Temporary equity, balance at Sep. 30, 2025
Balance, shares at Sep. 30, 2025				5,883,842	200,491
Issuance of common stock, shares								134,062				169,375
Net loss								$ (32,094,000)	(679,000)			$ (32,773,000)
Balance at Jun. 30, 2026	$ 1,975,000					189,609,000	(183,361,000)					$ 6,248,000
Temporary equity, balance shares at Jun. 30, 2026	2,000											2,000
Temporary equity, balance at Jun. 30, 2026	$ 1,975,000											$ 1,975,000
Balance, shares at Jun. 30, 2026				15,001,187	200,491
Balance at Dec. 31, 2025						165,380,000	(160,713,000)					4,667,000
Temporary equity, balance shares at Dec. 31, 2025
Temporary equity, balance at Dec. 31, 2025
Balance, shares at Dec. 31, 2025				6,665,325	200,491
Issuance of common stock
Issuance of common stock, shares				30,000
Issuance of Class A Common Stock in settlement of liabilities						2,219,000						2,219,000
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				233,322
Stock-based compensation						2,452,000						2,452,000
Net loss							(5,853,000)					(5,853,000)
Issuance of common stock in connection with debt
Issuance of common stock in connection with debt, shares				426,878
Issuance of common stock in connection with public offering						5,360,000						5,360,000
Issuance of common stock in connection with public offering, shares				3,000,000
Balance at Mar. 31, 2026						175,411,000	(166,566,000)					8,845,000
Temporary equity, balance shares at Mar. 31, 2026
Temporary equity, balance at Mar. 31, 2026
Balance, shares at Mar. 31, 2026				10,355,525	200,491
Issuance of Class A Common Stock in settlement of liabilities						10,120,000						10,120,000
Issuance of Class A common stock in settlement of liabilities, shares				3,976,792
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares				200,918
Stock-based compensation						2,350,000						2,350,000
Net loss							(16,795,000)	$ (16,528,000)	$ (267,000)			(16,795,000)
Issuance of common stock for amendment of RaGE earnout						1,121,000						1,121,000
Issuance of common stock upon vesting of RSUs, shares				464,952
Issuance of Common Stock for services						7,000						7,000
Issuance of Common Stock for services, shares				3,000
Issuance of preferred stock, shares	2,000
Issuance of preferred stock, value	$ 1,975,000
Issuance of extension shares in consideration for modification						600,000						600,000
Balance at Jun. 30, 2026	$ 1,975,000					$ 189,609,000	$ (183,361,000)					$ 6,248,000
Temporary equity, balance shares at Jun. 30, 2026	2,000											2,000
Temporary equity, balance at Jun. 30, 2026	$ 1,975,000											$ 1,975,000
Balance, shares at Jun. 30, 2026				15,001,187	200,491